UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 15, 2003, AS AMENDED BY AMENDMENT #1 THERETO FILED ON
  SEPTEMBER 12, 2003, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON DECEMBER 24, 2003.

  Report for the Calendar Year or Quarter Ended: June 30, 2003

  Check here if Amendment { X }; Amendment Number: _2_
      This Amendment (Check only one.):  {   } is a restatement.
                                         { X } adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 399 Park Avenue,
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Serena D. Moe
  Title:  Assistant Secretary
  Phone:  (212) 559-1000

  Signature, Place, and Date of Signing:

  /s/ Serena D. Moe                  New York, New York     January 9, 2004

  Report Type (Check only one.):

  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:                         4
  Form 13F Information Table Entry Total:                   38
  Form 13F Information Table Value Total:        $ 383,790,000


  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.  Form 13F File Number                Name


   1        28-1876              Associated Madison Companies, Inc.
  17        28-5154              Citigroup Insurance Holding Corporation
  35        28-1299              The Travelers Insurance Company
  40        28-6022              Tribeca Management LLC


                                                    FORM 13F INFORMATION TABLE
                                                      AS OF JUNE 30, 2003
                         TITLE                   VALUE   SHARES/   SH/ PUT/ INVSTMT       OTHER             VOTING AUTHORITY
      NAME OF ISSUER     CLASS          CUSIP   (X$1000) PRN AMT   PRN CALL DSCRETN      MANAGERS        SOLE     SHARED     NONE
----------------------- ------------- --------- -------- --------- --- ---- ------- ------------------ --------- --------- ---------
ADVANCED MICRO DEVICES  CORPBOND      007903AE7    12416  16500000 PRN      DEFINED        1,17,35,40      0         0      16500000
AGILENT TECHNOLOGIES IN CORPBOND      00846UAB7     2944   3000000 PRN      DEFINED        1,17,35,40      0         0       3000000
AMEREN CORP               EQUITY      023608201     3123    109800  SH      DEFINED        1,17,35,40      0         0        109800
ATMEL CORP              CORPBOND      049513AE4    13556  36030000 PRN      DEFINED        1,17,35,40      0         0      36030000
CALPINE CORP            CORPBOND      131347BA3      452    500000 PRN      DEFINED        1,17,35,40      0         0        500000
CELL THERAPEUTIC INC    CORPBOND      150934AD9     7335   6000000 PRN      DEFINED        1,17,35,40      0         0       6000000
COMCAST HOLDINGS CORP     EQUITY      200300507    30400    950000  SH      DEFINED        1,17,35,40      0         0        950000
COMPUTER NETWORK TECH   CORPBOND      204925AC5      855   1000000 PRN      DEFINED        1,17,35,40      0         0       1000000
COSTCO COMPANIES INC    CORPBOND      22160QAC6     8300  10000000 PRN      DEFINED        1,17,35,40      0         0      10000000
CURAGEN CORP            CORPBOND      23126RAC5    11090  14105000 PRN      DEFINED        1,17,35,40      0         0      14105000
DUANE READE INC         CORPBOND      263578AC0     7210  14000000 PRN      DEFINED        1,17,35,40      0         0      14000000
E*TRADE GROUP           CORPBOND      269246AD6    10613  10000000 PRN      DEFINED        1,17,35,40      0         0      10000000
EL PASO CORP            CORPBOND      28336LAC3    13485  31000000 PRN      DEFINED        1,17,35,40      0         0      31000000
ELAN FINANCE CORP LTD   CORPBOND      284129AC7    18150  33000000 PRN      DEFINED        1,17,35,40      0         0      33000000
FINISTAR CORP           CORPBOND      31787AAC5    12248  16750000 PRN      DEFINED        1,17,35,40      0         0      16750000
FORD MOTOR COMPANY        EQUITY      345395206    75019   1761000  SH      DEFINED        1,17,35,40      0         0       1761000
GENERAL MOTORS            EQUITY      370442733    15645    700000  SH      DEFINED        1,17,35,40      0         0        700000
HEXCEL CORP             CORPBOND      428290AA8     1490   2000000 PRN      DEFINED        1,17,35,40      0         0       2000000
IMCLONE SYS INC         CORPBOND      45245WAD1     4010   4000000 PRN      DEFINED        1,17,35,40      0         0       4000000
KING PHARM INC          CORPBOND      495582AG3      905   1000000 PRN      DEFINED        1,17,35,40      0         0       1000000
KULICKE & SOFFA INDS    CORPBOND      501242AE1     3135   4000000 PRN      DEFINED        1,17,35,40      0         0       4000000
LIBERTY MEDIA CORP      CORPBOND      530715AG6     7800  12000000 PRN      DEFINED        1,17,35,40      0         0      12000000
LUCENT TECHNOLOGIES INC CORPBOND      549463AG2     2719   3000000 PRN      DEFINED        1,17,35,40      0         0       3000000
MEDAREX INC             CORPBOND      583916AA9     9226  11000000 PRN      DEFINED        1,17,35,40      0         0      11000000
MERRILL LYNCH & CO      CORPBOND      590188A73    12510  12500000 PRN      DEFINED        1,17,35,40      0         0      12500000
MIRANT CORP             CORPBOND      604675AB4    19305  26000000 PRN      DEFINED        1,17,35,40      0         0      26000000
NORTEL NETWORKS CORP    CORPBOND      656568AB8    13125  17500000 PRN      DEFINED        1,17,35,40      0         0      17500000
OSI PHARMACEUTICALS INC CORPBOND      671040AB9     8765   8700000 PRN      DEFINED        1,17,35,40      0         0       8700000
REDBACK NETWORKS INC    CORPBOND      757209AB7     2641   6500000 PRN      DEFINED        1,17,35,40      0         0       6500000
REGENERON PHARMACEUTICA CORPBOND      75886FAB3    13038  14000000 PRN      DEFINED        1,17,35,40      0         0      14000000
SANMINA CORP            CORPBOND      800907AD9      240    500000 PRN      DEFINED        1,17,35,40      0         0        500000
SEPRACOR INC            CORPBOND      817315AQ7      454    500000 PRN      DEFINED        1,17,35,40      0         0        500000
SIRIUS SATELLITE RADIO  CORPBOND      82966UAA1     5620   4000000 PRN      DEFINED        1,17,35,40      0         0       4000000
STMICROELECTRON NV      CORPBOND      861012AB8    11570  13000000 PRN      DEFINED        1,17,35,40      0         0      13000000
TELEFONOS DE MEXICO SA  CORPBOND      879403AD5     5669   5000000 PRN      DEFINED        1,17,35,40      0         0       5000000
TERADYNE INC            CORPBOND      880770AD4     3218   3000000 PRN      DEFINED        1,17,35,40      0         0       3000000
VECTOR GROUP LTD        CORPBOND      92240MAC2    10064  12600000 PRN      DEFINED        1,17,35,40      0         0      12600000
VIMPELCOM BV            CORPBOND      927185AA6     5445   3105000 PRN      DEFINED        1,17,35,40      0         0       3105000